Loans & borrowings (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
IfrsStatementLineItems [Line Items]
Convertible promissory notes	€ 1,800		€ 1,326
Derivative financial liabilities [member]
IfrsStatementLineItems [Line Items]
Reclassification from loan and borrowings derivatives	200	€ 426
Convertible notes [member]
IfrsStatementLineItems [Line Items]
Convertible promissory notes	€ 1,757